Subsequent Events (Details Narrative) (10-K) - USD ($)											1 Months Ended		2 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 10, 2021	Aug. 10, 2020	Aug. 07, 2020	Jul. 29, 2020	Jul. 02, 2020	Jun. 23, 2020	Jun. 18, 2020	Jun. 04, 2020	Jun. 04, 2020	Sep. 16, 2019	Jun. 18, 2020	Jun. 15, 2020	Aug. 07, 2020	Jul. 29, 2020	Aug. 20, 2020	Nov. 30, 2020	Feb. 28, 2021	Aug. 18, 2020	Aug. 17, 2020	May 31, 2020	Apr. 22, 2020	May 31, 2019
Number of common stock issued									10,738							250,000
Common stock, authorized																	36,000,000	36,000,000	20,000,000	36,000,000		20,000,000
Minimum [Member]
Common stock, authorized																			20,000,000
Maximum [Member]
Common stock, authorized																			36,000,000
2020 Plan [Member]
Common stock, authorized																					1,000,000
Award available shares																				1,000,000
Accredited Investor [Member]
Number of common stock issued							6,875
Jed Kaplan [Member]
Number of shares of common stock restricted										70,000
Accrued interest																$ 75,000				$ 75,000
Securities Purchase Agreement [Member]
Principal amount of debt instrument		$ 333,333
Debt instrument, default interest rate		12.00%
Number of common stock issued		4,167
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt maturity date			Aug. 07, 2021
Principal amount of debt instrument			$ 333,333										$ 333,333				$ 333,333
Repayment of debt			$ 333,333
Debt instrument, default interest rate			12.00%										12.00%				12.00%
Original issue discount			$ 33,333										$ 33,333				$ 23,763
Number of common stock issued			4,167														4,167
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Repayment of debt			$ 300,000
Subsequent Event [Member]
Principal amount of debt instrument								$ 100,000	$ 100,000
Repayment of debt					$ 152,500
Debt instrument, default interest rate					10.00%
Number of common stock issued	18,125
Outstanding shares of common stock description						The Company's outstanding shares of common stock, at a ratio of no less than 1-for-2 and no more than 1-for-10, with such ratio to be determined by the sole discretion of the Board of Directors, with any fractional shares being rounded up to the next higher whole shares (the "Reverse Split").
Number of shares of common stock restricted															150,000
Cash															$ 150,000
Accrued interest				$ 150,000	$ 15,000									$ 150,000
Number of common stock shares issued				757,000				85,905				25,000
Subsequent Event [Member] | Minimum [Member]
Common stock, authorized																			20,000,000
Subsequent Event [Member] | Maximum [Member]
Common stock, authorized																			36,000,000
Subsequent Event [Member] | 2020 Plan [Member]
Common stock, authorized						1,000,000
Subsequent Event [Member] | Jed Kaplan [Member]
Contribution funded															25,272
Principal balances outstanding															$ 90,000
Number of common stock shares issued														300,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Principal amount of debt instrument							$ 550,000				$ 550,000
Debt instrument, default interest rate							12.00%				12.00%
Number of common stock shares issued											55,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Principal amount of debt instrument			$ 333,333										$ 333,333
Number of common stock shares issued													33,333
Subsequent Event [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Self-Amortization Note [Member]
Debt maturity date							Jun. 18, 2021
Principal amount of debt instrument							$ 550,000				$ 550,000
Repayment of debt							$ 550,000
Debt instrument, default interest rate							12.00%				12.00%
Original issue discount							$ 55,000				$ 55,000
Debt description							The Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 55,000 shares of the Company's common stock to the Holder as additional consideration.
Number of common stock issued							55,000
Subsequent Event [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt maturity date			Aug. 07, 2021
Principal amount of debt instrument			$ 333,333										$ 333,333
Repayment of debt			$ 333,333
Debt instrument, default interest rate			12.00%										12.00%
Original issue discount			$ 33,333										$ 33,333
Number of common stock issued			33,333
Subsequent Event [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Repayment of debt			$ 300,000